Income Tax (Tables)	12 Months Ended
Apr. 30, 2022
Major components of tax expense (income) [abstract]
Schedule of Provision for Income Taxes
The Company had no assessable profit for the years ended April 30, 2022 and 2021. A reconciliation of the provision for income taxes computed at the combined
Canadian
federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statements of loss for the years ended April 30, 2022 and 2021 is as follows:

	For the year ended April 30,
	2022 ($)	2021 ($)

Net loss before tax for the year	6,449	1,855
Statutory rate	27.00%	27.00%

Recovery of income taxes at statutory rates	1,741	501
Non-deductible permanent differences	(400)	(48)
Change in unrecognized deferred income tax assets	851	25
Other	—	—

Tax recovery for the year	2,192	478

Schedule of Deferred Tax Assets and Liabilities
The significant component of the Company’s deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2022 ($)	As at April 30, 2021 ($)

Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	(3,062)	(869)

Deferred tax assets:
Non-capital losses carry-forward	3,062	869

	—	—

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2022 ($)	As at April 30, 2021 ($)

Non-capital loss carry-forward	3,995	6,798
Financing costs	2,927	1,025

Unrecognized deferred income tax assets	6,922	7,823